Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Unrealized foreign currently translation, tax expense	$ 3	$ 13
Other, tax recovery	$ 9	$ 5